Document And Entity Information	Jul. 21, 2023
Document Information [Line Items]
Entity, Registrant Name	NATURAL ALTERNATIVES INTERNATIONAL, INC.
Document, Type	8-K
Document, Period End Date	Jul. 21, 2023
Entity, File Number	000-15701
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	84-1007839
Entity, Address, Address Line One	1535 Faraday Avenue
Entity, Address, City or Town	Carlsbad
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	736-7700
Title of 12(b) Security	Common
Trading Symbol	NAII
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000787253